Benefit Plans, Change in Projected Benefit Obligation, Plan Assets and Funded Status Reconciliation (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) h yr	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Change in plan assets and reconciliation of funded status [Roll Forward]
Company contributions	$ 0	$ 0
Retirement Plan [Member]
Defined benefit plan [Abstract]
Requisite minimum period of employment	1 year
Requisite minimum hours of service | h	1,000
Number of consecutive years in highest compensation preceding retirement | yr	5
Period preceding retirement considered in calculating benefits	10 years
Change in benefit obligation [Roll Forward]
Accumulated benefit obligation at beginning of year	$ 30,905	33,504
Interest cost	888	856	$ 1,076
Benefit payments and expected expenses	(1,823)	(2,142)
Net actuarial (gain) loss	(6,928)	(1,313)
Accumulated benefit obligation at end of year	23,042	30,905	33,504
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair Value of plan assets at beginning of year	63,066	56,237
Actual (loss) gain on plan assets	(8,532)	8,952
Benefit payments and actual expenses	(1,861)	(2,123)
Fair value of plan assets at end of year	52,673	63,066	56,237
Funded status at end of year	29,631	32,161
Postretirement Benefits [Member]
Change in benefit obligation [Roll Forward]
Accumulated benefit obligation at beginning of year	7,016	6,609
Interest cost	207	190	203
Net actuarial (gain) loss	(2,276)	(389)
Accumulated benefit obligation at end of year	4,893	7,016	6,609
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair Value of plan assets at beginning of year	33,344	29,126
Actual (loss) gain on plan assets	(4,341)	4,243
Company contributions	57	55
Benefits paid and actual expenses	(72)	(80)
Fair value of plan assets at end of year	28,988	33,344	$ 29,126
Funded status at end of year	$ 24,095	$ 26,328